Concentration Risks (Tables)	6 Months Ended
Apr. 30, 2026
Concentration Risks [Abstract]
Schedule of Concentration of Customers and Suppliers

The customers that accounted for 10% or more of the Company’s accounts receivable comprised of the following:

	April 30, 2026	October 31, 2025
Percentage of the Company’s accounts receivable
Customer D	11%	4%
Customer J	50%	28%
Customer L	—%	11%
Customer K	28%	15%

The suppliers that accounted for 10% or more of the Company’s purchases comprised of the following:

	For the Six Months Ended
	April 30, 2026	April 30, 2025
Percentage of the Company’s purchases
Supplier A	8%	12%
Supplier B	11%	12%
Supplier C	9%	13%
Supplier D	—%	—%
Supplier E	6%	14%
Supplier F	18%	—%
Supplier I	7%	11%
Supplier J	5%	11%

The suppliers that accounted for 10% or more of the Company’s account payables comprised of the following:

	April 30, 2026	October 31, 2025
Percentage of the Company’s accounts payable
Supplier E	11%	—%
Supplier G	56%	81%
Supplier H	16%	19%
Supplier J	14%	—%